CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares
CURRENT ASSETS
Trade receivables, allowance for doubtful accounts | $	$ 65		$ 65
SHAREHOLDERS' EQUITY (Note 11):
Ordinary shares, par value per share | ₪ / shares		₪ 0.03		₪ 0.03
Ordinary shares, shares authorized	17,000,000		17,000,000
Ordinary shares, shares issued	3,614,208		3,296,123
Ordinary shares, shares outstanding	3,612,408		3,294,323
Preferred Stock, par value per share | ₪ / shares		₪ 0.03		₪ 0.03
Preferred Stock, shares authorized	3,000,000		3,000,000
Preferred Stock, shares issued	2,008,772		1,315,789
Preferred Stock, shares outstanding	2,008,772		1,315,789
Treasury shares, shares	1,800		1,800